UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  FORM 13F

		    FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2011

Check here if Amendment  [  X     ]; Amendment Number:    ___1____
	This Amendment (Check only one):	[    ] is a restatement
				                 	[  x  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		R. M. Davis, Inc.
Address:	24 City Center
		Portland ME 04101

Form 13F File Number:   28-3298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wendy A. Laidlaw
Title:	Vice President and Chief Operating Officer
Phone:	207-774-0022

Signature, Place, and Date of Signing:

____________________________________ at Portland, ME  April 25, 2012
Wendy A. Laidlaw
Report Type (Check only one):

[  X  ]  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
	manager are reported in this report.)

[       ]13F NOTICE.  (Check here if no holdings reported are in this report,
	 and all holdings are reported by other reporting manager(s).)

[       ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			FORM 13F SUMMARY PAGE

Form 13F SUMMARY PAGE


Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		5

Form 13F Information Table Value Total:		$87,730												(thousands)

List of Other Included Managers:			N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional Investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)

NONE


                                                              Form 13F Information Table
     Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ISHARES BARCLAYS US TIPS FD	BARCLYS TIPS BD	464287176	4211	38060	SH		Sole		35000		3060
ISHARES MSCI EAFE INDEX	MSCI EAFE INDEX	464287465	13622	226507	SH		Sole		215974		10533
VANGUARD FTSE ALL WORLD EX-US	ALLWRLD EX US	922042775	2454	49273	SH		Sole		42185		7088
VANGUARD MSCI EMERGING MKTS ET	MSCI EMR MKT ETF	922042858	67133	1380771	SH		Sole		1316692		64079
VANGUARD TOTAL BOND MARKET ETF	TOTAL BND MRKT	921937835	310	3823	SH		Sole		300		3523
REPORT SUMMARY                5 DATA RECORDS             87730            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
